Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net (loss)/income	$ 526	¥ 3,430	¥ (11,765)	¥ (42,614)
Share of (loss)/gain in subsidiaries, VIE and VIE's Subsidiaries	0	0	(162)	1,449
Share-based compensation	12,669	82,667	64,799	89,622
Other income, net	(7,543)	(49,218)	(27,730)	(16,274)
Provision for other receivables	364	2,375	629	838
Unrealized foreign exchange (gain) loss	22	146	(10)	(179)
Net cash provided by operating activities	1,702	11,110	17,624	19,807
Net cash provided by (used in) investing activities	(28,672)	(187,083)	12,483	(94,281)
Net cash provided by (used in) financing activities	23,462	153,093	80,550	82,495
Cash, at the beginning of year		126,779
Cash, at the end of year	14,990	97,807	126,779
Parent company [member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (loss)/income	526	3,430	(11,765)	(42,614)
Share of (loss)/gain in subsidiaries, VIE and VIE's Subsidiaries	(8,814)	(57,512)	4,615	42,614
Share-based compensation	12,669	82,667	5,698
Other income, net	(5,445)	(35,527)
Provision for other receivables	99	648
Unrealized foreign exchange (gain) loss	23	146
Changes in operating assets and liabilities	293	1,915
Net cash provided by operating activities	(649)	(4,233)	(1,452)
Net cash provided by (used in) investing activities	(19,901)	(129,854)	0
Net cash provided by (used in) financing activities	22,065	143,972	0
Effect of exchange rate changes on cash	(22)	(146)	1,553
Net (decrease) increase in cash and restricted cash	1,493	9,739	101
Cash, at the beginning of year	15	101	0
Cash, at the end of year	$ 658	¥ 4,294	¥ 101	¥ 0